Document and Entity Information	Dec. 31, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Dec. 31, 2023
Entity Registrant Name	EDGIO, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-33508
Entity Tax Identification Number	20-1677033
Entity Address Address Line 1	11811 North Tatum Blvd.
Entity Address Address Line 2	Suite 3031
Entity Address City Or Town	Phoenix
Entity Address State Or Province	AZ
Entity Address Postal Zip Code	85028
City Area Code	602
Local Phone Number	850-5000
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	EGIO
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	On January 2, 2024, Edgio, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Initial Form 8-K”) reporting that the Company had appointed Todd Hinders to the position of Chief Executive Officer of the Company, effective as of January 1, 2024. At the time the Initial Form 8-K was filed, the Board of Directors of the Company (the “Board”) had not yet finalized or approved a new employment agreement for Mr. Hinders. This Current Report on Form 8-K/A (“Current Report”) amends the Initial Form 8-K to include the information required by Item 5.02(c)(3) and should be read in conjunction with the Initial Form 8-K.
Entity Central Index Key	0001391127